DISPOSAL OF SUBSIDIARIES	6 Months Ended
Mar. 31, 2026
Disposal Of Subsidiaries
DISPOSAL OF SUBSIDIARIES

NOTE 10 — DISPOSAL OF SUBSIDIARIES

On January 10, 2025, the Company sold 100% equity interest in Platinum HK, its wholly owned subsidiary, (together with Platinum SH, Platinum HK’s wholly owned subsidiary) to Zheng, Huiyi, the CEO and Chairman of the Board of Directors of the Company with consideration of HK$1. Meanwhile, all receivables and payables between the Company and Platinum HK with its subsidiary were waived-off. The disposal of subsidiaries resulted in a loss of $57,978 during the nine months ended June 30, 2025. This disposal was not classified as a discontinued operation as Platinum HK and its subsidiary was merely provided services to Platinum Singapore, which did not represent a separate major line of business to the Company.